Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	17.77
Maximum Aggregate Offering Price	$ 13,327,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,040.44
Offering Note	(1) Represents 750,000 shares of Common Stock reserved for issuance under the Veeco Instruments Inc. 2016 Employee Stock Purchase Plan (the "Original Purchase Plan"), as amended by the First Amendment to Veeco Instruments Inc. 2016 Employee Stock Purchase Plan, dated May 3, 2019 (the "First Amendment"), the Second Amendment to Veeco Instruments Inc. 2016 Employee Stock Purchase Plan, dated May 6, 2021 (the "Second Amendment") and the Third Amendment to Veeco Instruments Inc. 2016 Employee Stock Purchase Plan, dated May 8, 2025 (the "Third Amendment") (the Original Purchase Plan as amended by the First Amendment, the Second Amendment and the Third Amendment, the "Purchase Plan"). Such shares may be issued upon exercise of Options (as defined in the Purchase Plan) to purchase Common Stock at a purchase price per share equal to, unless determined otherwise by the Administrator, eighty-five percent (85%) of the Fair Market Value of a share of Common Stock on the Offering Date or on the Exercise Date, whichever is lower (as such terms are defined in the Purchase Plan). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also registers any additional shares of our Common Stock as may become issuable under the Purchase Plan as a result of any stock split, stock dividend, recapitalization or similar event. This amount represents the increase in the maximum number of shares authorized for issuance over the term of the Purchase Plan from 2,250,000 shares (under the Original Purchase Plan as amended by the First Amendment and the Second Amendment) to 3,000,000 (pursuant to the Third Amendment). (2) Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of our Common Stock as reported on The Nasdaq Global Select Market on May 16, 2025, multiplied by 0.85. Pursuant to the Purchase Plan, the purchase price of a share thereunder means, unless determined otherwise by the Administrator, an amount equal to eighty-five percent (85%) of the Fair Market Value of a share of Common Stock on the Offering Date or on the Exercise Date, whichever is lower (as such terms are defined in the Purchase Plan). (3) The Registrant does not have any fee offsets.